Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, other than as described below:

On April 27, 2023 and May 26, 2023 in connection with the Extension, we deposited $165,000 respectively, into the Trust Account, which amount will be included in the pro rata amount distributed to (i) all of the holders of the Company’s Class A ordinary shares sold in the Company’s initial public offering (“Public Shares”) upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Company’s initial business combination.

On May 10, 2023, the Company issued an unsecured promissory note (the “May 2023 Note”), in the amount of up to $500,000 to the Sponsor. The May 2023 Note bears no interest, and the principal balance is payable on the date of the consummation of the Company’s initial business combination. The May 2023 Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the May 2023 Note and all other sums payable with regard to the May 2023 Note becoming immediately due and payable. $400,000 was drawn and outstanding under this note through the date of the filing of these financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, other than as described below:

On October 3, 2023, the Company issued a promissory note in favor of the Sponsor (the “October 2023 Note”) in the principal amount of up to $90,000 for expenses accrued in connection with the third monthly extension. The Note is non-convertible and bears no interest, and the principal balance is payable by the Company on the date on which the Company consummates an initial business combination. The issuance of the Note was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”).

On October 9, 2023, the Company received a written notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that, based on the number of beneficial holders and holders of record of the Company’s ordinary shares (the “Total Holders”), the Company no longer meets Listing Rule 5450(a)(2), which requires listed companies to maintain a minimum of 400 Total Holders. Nasdaq Listing Rule 5810(c)(2)(C) provides the Company with a period of 45 calendar days, or until November 24, 2023 (the “Compliance Date”), to submit a plan to regain compliance. Pursuant to Nasdaq Listing Rule 5810(c)(2)(B)(i), if Nasdaq accepts the Company’s compliance plan, then Nasdaq may grant an extension of up to 180 calendar days from the date of the Notice for compliance with the Total Holders requirement. If Nasdaq does not accept the Company’s compliance plan, then the Company will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel.

On October 27, 2023, the Company held an extraordinary general meeting of shareholders (the “October EGM”). At the October EGM, the shareholders of the Company approved (i) an amendment to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate an initial business combination for one (1) month from October 29, 2023 to November 29, 2023 (which is 25 months from the closing of the Company’s initial public offering) (the “Third Extension”) and (ii) a third amendment to the Trust Agreement, to allow the Company to extend the date by which the Company must consummate an initial business combination for one (1) month from October 29, 2023 to November 29, 2023.

In connection with the October EGM, shareholders holding 250,000 public shares exercised their right to redeem their shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $2.83 million (approximately $11.35 per public share redeemed in connection with the October EGM) was removed from the Trust Account to pay such holders and approximately $27.9 million remained in the Trust Account. Following such redemptions, the Company had 2,460,421 public shares outstanding.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than as described below:

On January 3, 2023, the Company issued an unsecured promissory note (the “January 2023 Note”), in the amount of up to $500,000 to Ananda Trust, an affiliate of the Sponsor. The proceeds of the January 2023 Note may be drawn down from time to time prior to the Maturity Date (as defined below) upon request by the Company.

The January 2023 Note bears no interest, and the principal balance is payable on the date of the consummation of the Company’s initial business combination (the “Maturity Date”). The January 2023 Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the January 2023 Note and all other sums payable with regard to the January 2023 Note becoming immediately due and payable.

On January 19, 2023, the Company held the Extraordinary General Meeting (“EGM”) for the purposes of considering and voting upon the Charter and the Trust Agreement Amendments. At the EGM, the shareholders of the Company approved an amendment to the Company’s Amended and Restated Memorandum and Articles of Association to allow IOAC to extend the date by which the Company must consummate an initial business combination up to six (6) times for an additional one (1) month each time from January 29, 2023 to July 29, 2023 (which is 21 months from the closing of the Company’s initial public offering) by depositing $165,000 into the Trust Account for each one-month extension.

In connection with the EGM, shareholders holding 19,949,665 public shares exercised their right to redeem their shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $206.5 million (approximately $10.35 per public share redeemed) will be removed from the Trust Account to pay such holders and approximately $31.5 million will remain in the Trust Account. Following redemptions, the Company will have 3,050,335 public shares outstanding.

In connection with the Trust Agreement Amendment, the Sponsor has agreed to make available to the Company an aggregate amount of up to $990,000 to be used only for expenses accrued in connection with the extension of the date by which the Company must consummate an initial business combination, pursuant to a promissory note in favor of the Sponsor (the “Extension Note”). The Extension Note is non-convertible and bears no interest, and the principal balance is payable by the Company on the Maturity Date, as defined in the Extension Note. The issuance of the Extension Note was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended. As of February 28, 2023, there was $330,000 outstanding under the Extension Note.

Nasdaq Notice of Non-Compliance with a Continued Listing Rule

On March 31, 2023, the Company received a written notice (the “Letter”) from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(A), requiring the Company to maintain a Market Value of Listed Securities (“MVLS”) of $50,000,000 for the continued listing of its securities on The Nasdaq Global Market. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq.

The Letter states that the Company has 180 calendar days, or until September 27, 2023, to regain compliance with Listing Rule 5450(b)(2)(A). If at any time during this compliance period the Company’s MLVS closes at $50,000,000 or more for a minimum of ten consecutive business days, Nasdaq will provide the Company with a written confirmation of compliance, and this matter will be closed. The Notice further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market).

If compliance is not achieved by September 27, 2023, the Letter states that the Company will receive written notification that its securities are subject to delisting. At that time, the Company may appeal the delisting determination to a Hearings Panel.

The Company will continue to monitor its MVLS and consider its available options to regain compliance with the Nasdaq minimum MVLS requirements, but there can be no assurance that the Company will be able to do so.